Acquisitions (Details) - Schedule of assets and liabilities based upon fair values as determined (Parentheticals) $ in Thousands	Dec. 31, 2022 USD ($)
Acquisitions (Details) - Schedule of assets and liabilities based upon fair values as determined (Parentheticals) [Line Items]
Cash	$ 981
Delphi Technology Inc. [Member]
Acquisitions (Details) - Schedule of assets and liabilities based upon fair values as determined (Parentheticals) [Line Items]
Cash	$ 6,265